Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), and Item 402(v) of Regulation S-K, we are providing the following tables, supporting graphs, and related information to show the total compensation for our NEOs for the past three fiscal years as set forth in the Summary Compensation Table (SCT), the “compensation actually paid” (CAP) to our CEO and, on an average basis, our other NEOs (in each case, as determined under SEC rules), our Company total shareholder return (TSR), the TSR of certain peer companies over the same period, our net income, and our financial performance measure for compensatory purposes, operating profit.
Pay versus Performance Table
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Other NEOs (3)	Average Compensation Actually Paid for Other NEOs (3)	Value of Initial Fixed $100 Investment Based on:		Net Income $ in Thousands	Operating Profit $ in Thousands (5)
					Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)
2022	$3,745,259	($592,259)	$1,428,447	$421,062	$68	$89	$69,350	$108,621
2021	$3,909,615	$5,961,086	$1,566,413	$2,125,022	$129	$131	$116,505	$170,642
2020	$3,960,411	$4,778,419	$1,567,765	$1,566,283	$98	$128	$124,664	$177,948

(1)	Mr. Guest was the CEO for each of 2022, 2021 and 2020.
(2)
Item 402(v) of Regulation S-K requires certain adjustments be made to the SCT totals to determine CAP as reported in the Pay versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as SCT total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as the Company did not pay a dividend in 2022, 2021 and 2020. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total	Deduct: Grant Date Fair Value of Equity Awards	Add: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	Add: Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years which Vested in Fiscal Year	Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Compensation Actually Paid
2022	CEO	$3,745,259	($2,458,135)	$1,404,799	($323,940)	($2,960,242)	($592,259)
	Other NEOs	$1,428,447	($762,035)	$435,495	($60,722)	($620,124)	$421,062
2021	CEO	$3,909,615	($2,386,513)	$2,835,017	$237,050	$1,365,917	$5,961,086
	Other NEOs	$1,566,413	($732,762)	$870,472	$130,175	$290,724	$2,125,022
2020	CEO	$3,960,411	($2,316,993)	$3,332,195	($113,424)	($83,770)	$4,778,419
	Other NEOs	$1,567,765	($706,565)	$781,196	($33,889)	($42,225)	$1,566,283
(3)	For each of 2022, 2021 and 2020, the other NEOs were Mr. Brown, Mr. Hekking, Mr. Noot, and Mr. Mulham.
(4)
Company TSR and Peer Group TSR reflect the information in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2022. For 2021 and 2020, the Company utilized the S&P 500 Index for purposes of Company TSR and the dollar value in this column for 2020 and 2021 reflects that index. For 2022, the Company changed the Company TSR index selection to the Russell 2000 (which reflects publicly traded companies that are more closely correlated to the Company’s enterprise value) and the value in this column for 2022 reflects that index. For 2021 and 2020, the Peer Group TSR value includes the following Performance Peer Group companies: Nu Skin Enterprises, Inc., Herbalife Nutrition Ltd., Perrigo Company plc, Reliv International, Inc., Lifeway Foods, Inc., Natural Alternatives International, Inc., and Hain Celestial Group, Inc. For 2022, the Company changed its peer group companies and, consequently, the Peer Group TSR for this year reflects the following Performance Peer Group companies: Nu Skin Enterprises, Inc., Herbalife Nutrition, Ltd., LifeVantage Corporation, Medifast, Inc., Nature’s Sunshine Products, Inc., and Mannatech, Inc. The constituents of the 2022 peer group are publicly traded direct selling companies that more closely correlate to the Company’s business at the enterprise level. The cumulative TSR depicts a hypothetical $100 investment in the Company’s common stock on December 31, 2019, and shows the value of that investment over time (assuming the reinvestment of dividends if applicable to the stock or index) for each calendar year. A hypothetical $100 investment in the Peer Group using the same methodology is shown for comparison.

(5)	We selected operating profit as the most important financial performance measurement to link CAP to Company performance for fiscal year 2022.

Company Selected Measure Name	Operating Profit
Named Executive Officers, Footnote [Text Block]
(3)	For each of 2022, 2021 and 2020, the other NEOs were Mr. Brown, Mr. Hekking, Mr. Noot, and Mr. Mulham.

Peer Group Issuers, Footnote [Text Block]
(4)
Company TSR and Peer Group TSR reflect the information in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2022. For 2021 and 2020, the Company utilized the S&P 500 Index for purposes of Company TSR and the dollar value in this column for 2020 and 2021 reflects that index. For 2022, the Company changed the Company TSR index selection to the Russell 2000 (which reflects publicly traded companies that are more closely correlated to the Company’s enterprise value) and the value in this column for 2022 reflects that index. For 2021 and 2020, the Peer Group TSR value includes the following Performance Peer Group companies: Nu Skin Enterprises, Inc., Herbalife Nutrition Ltd., Perrigo Company plc, Reliv International, Inc., Lifeway Foods, Inc., Natural Alternatives International, Inc., and Hain Celestial Group, Inc. For 2022, the Company changed its peer group companies and, consequently, the Peer Group TSR for this year reflects the following Performance Peer Group companies: Nu Skin Enterprises, Inc., Herbalife Nutrition, Ltd., LifeVantage Corporation, Medifast, Inc., Nature’s Sunshine Products, Inc., and Mannatech, Inc. The constituents of the 2022 peer group are publicly traded direct selling companies that more closely correlate to the Company’s business at the enterprise level. The cumulative TSR depicts a hypothetical $100 investment in the Company’s common stock on December 31, 2019, and shows the value of that investment over time (assuming the reinvestment of dividends if applicable to the stock or index) for each calendar year. A hypothetical $100 investment in the Peer Group using the same methodology is shown for comparison.

PEO Total Compensation Amount	$ 3,745,259	$ 3,909,615	$ 3,960,411
PEO Actually Paid Compensation Amount	$ (592,259)	5,961,086	4,778,419
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Item 402(v) of Regulation S-K requires certain adjustments be made to the SCT totals to determine CAP as reported in the Pay versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as SCT total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as the Company did not pay a dividend in 2022, 2021 and 2020. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total	Deduct: Grant Date Fair Value of Equity Awards	Add: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	Add: Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years which Vested in Fiscal Year	Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Compensation Actually Paid
2022	CEO	$3,745,259	($2,458,135)	$1,404,799	($323,940)	($2,960,242)	($592,259)
	Other NEOs	$1,428,447	($762,035)	$435,495	($60,722)	($620,124)	$421,062
2021	CEO	$3,909,615	($2,386,513)	$2,835,017	$237,050	$1,365,917	$5,961,086
	Other NEOs	$1,566,413	($732,762)	$870,472	$130,175	$290,724	$2,125,022
2020	CEO	$3,960,411	($2,316,993)	$3,332,195	($113,424)	($83,770)	$4,778,419
	Other NEOs	$1,567,765	($706,565)	$781,196	($33,889)	($42,225)	$1,566,283

Non-PEO NEO Average Total Compensation Amount	$ 1,428,447	1,566,413	1,567,765
Non-PEO NEO Average Compensation Actually Paid Amount	$ 421,062	2,125,022	1,566,283
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Item 402(v) of Regulation S-K requires certain adjustments be made to the SCT totals to determine CAP as reported in the Pay versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as SCT total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as the Company did not pay a dividend in 2022, 2021 and 2020. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total	Deduct: Grant Date Fair Value of Equity Awards	Add: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	Add: Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years which Vested in Fiscal Year	Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Compensation Actually Paid
2022	CEO	$3,745,259	($2,458,135)	$1,404,799	($323,940)	($2,960,242)	($592,259)
	Other NEOs	$1,428,447	($762,035)	$435,495	($60,722)	($620,124)	$421,062
2021	CEO	$3,909,615	($2,386,513)	$2,835,017	$237,050	$1,365,917	$5,961,086
	Other NEOs	$1,566,413	($732,762)	$870,472	$130,175	$290,724	$2,125,022
2020	CEO	$3,960,411	($2,316,993)	$3,332,195	($113,424)	($83,770)	$4,778,419
	Other NEOs	$1,567,765	($706,565)	$781,196	($33,889)	($42,225)	$1,566,283

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
TSR Graphical Representation
Set out below in accordance with Item 402(v) of Regulation S-K is a graphical representation of the relationship between CAP and cumulative total shareholder return of the Company for fiscal years 2020, 2021 and 2022.

Compensation Actually Paid vs. Net Income [Text Block]
Net Income Graphical Representation
Set out below in accordance with Item 402(v) of Regulation S-K is a graphical representation of the relationship between CAP and the net income of the Company for fiscal years 2020, 2021 and 2022.

Total Shareholder Return Vs Peer Group [Text Block]	The table below shows the relationship between our cumulative total shareholder return and that of our peer group and Russell 2000 Index in each case over the past three fiscal years:
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Operating Profit Graphical Representation
Set out below in accordance with Item 402(v) of Regulation S-K is a graphical representation of the relationship between CAP and the Company’s operating profit for fiscal years 2020, 2021 and 2022.

Tabular List [Table Text Block]
Most Important Performance Measures
The items listed below represent the most important performance measures used to link CAP to the Company’s performance for the 2022 fiscal year.
•	Operating Profit (included in the table above as the most important financial measure)
•	Net Sales
•	Net Income
•	Cash from Operations
•	Free Cash Flow
•	Total Active Customer Counts (included as a non-financial performance measurement)

Total Shareholder Return Amount	$ 68	129	98
Peer Group Total Shareholder Return Amount	89	131	128
Net Income (Loss)	$ 69,350,000	$ 116,505,000	$ 124,664,000
Company Selected Measure Amount	108,621,000	170,642,000	177,948,000
PEO Name	Mr. Guest	Mr. Guest	Mr. Guest
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Profit
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Cash from Operations
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Non-GAAP Measure Description [Text Block]
Free cash flow (“FCF”) is a non-GAAP financial measure that we believe provides investors an additional perspective on cash flow from operating activities in excess of amounts required for reinvestment. We believe it provides a measure of our ability to fund various discretionary business initiatives, including acquisitions and share repurchase. Free cash flow is calculated by subtracting net capital expenditures from net cash provided by operating activities.

Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Total Active Customer Counts
PEO [Member] | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,458,135)	$ (2,386,513)	$ (2,316,993)
PEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,404,799	2,835,017	3,332,195
PEO [Member] | Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years which Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(323,940)	237,050	(113,424)
PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,960,242)	1,365,917	(83,770)
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(762,035)	(732,762)	(706,565)
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	435,495	870,472	781,196
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years which Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(60,722)	130,175	(33,889)
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (620,124)	$ 290,724	$ (42,225)